DODIE KENT
                                                              Vice President and
                                                       Associate General Counsel
                                                                  (212) 314-3970
                                                             Fax: (212) 707-1791


                                                          December 17, 2007

VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

      Re:  AXA Equitable Life Insurance Company
           Separate Account A
           Registration Statement on Form N-4/A
           File Nos. 333-146143 and 811-01705
           CIK #0000089024
-------------------------------------------------

Commissioners:

         On behalf of AXA Equitable Life Insurance Company ("AXA Equitable"), we are filing herewith Pre-Effective Amendment No. 1 to AXA Equitable's Form N-4 Registration Statement under the Securities Act of 1933 ("1933 Act") and Amendment No. 185 to the Registration Statement on the same Form N-4 under the Investment Company Act of 1940 ("1940 Act") with respect to AXA Equitable's Separate Account A.

         The Registration Statement relates to a new variable annuity contract, "Crossings", funded through the Separate Account, to be offered to individuals and sold through AXA Equitable's retail distribution channel, AXA Advisors, LLC ("AXA Advisors"). AXA Advisors, which is an affiliate of AXA Equitable, is a principal underwriter of the Separate Account and distributor of the contract.

         This new variable annuity contract provides a guaranteed withdrawal benefit and five new Portfolios offered through our affiliated trust, the EQ Advisors Trust. The guaranteed withdrawal benefit is built into the Crossings contract and provides for 6% annual withdrawals of the contract's Income base, subject to certain conditions. The contract is available primarily as a Rollover IRA, both traditional and Roth.

         On September 18, 2007, we filed an initial Registration Statement on Form N-4 describing the contract. On November 14, 2007, we received written comments on the filing from Mr. Sonny Oh, of the Commission's Staff. We provided responses to these comments, in writing, on December 4, 2007. Also, our outside counsel, Christopher Palmer of Goodwin Procter, LLP, provided supplemental responses to Mr. Oh. We were then informed on December 13, 2007, that Mr. Oh had no further comments on the filing. This Pre-Effective Amendment is being filed to comply with the Staff's comments in the manner previously described to Mr. Oh and to make other non-material updating and editorial changes. Also included in the filing is updated financial information for AXA Equitable and Separate Account A and additional exhibits to the Registration Statement.

         As discussed with Mr. Oh, the Registrant and Principal Underwriter are submitting a request for effectiveness as of December 17, 2007 or as soon thereafter as practicable. The desired effective date of the Registration Statement is December 17, 2007.

         Please contact the undersigned at (212) 314-3970 or Christopher Palmer, Esq. (202)346-4253 of Goodwin Procter, if you have any questions or comments.

                                      Very truly yours,

                                      /s/ Dodie Kent
                                      ------------------
                                      Dodie Kent

cc:  Christopher Palmer, Esq.


                      AXA Equitable Life Insurance Company
              1290 Avenue of the Americas, New York, New York 10104